Income taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income taxes [Abstract]
Loss Before Taxes
Loss before taxes was derived from the following sources:

	For the year ended
	Dec 31,2013	Dec 31,2012	Dec 31,2011
Domestic	(3,808,877)	(4,487,856)	(2,961,844)
Foreign	—	—	—

	(3,808,877)	(4,487,856)	(2,961,844)

Components of the Provision for Income Taxes
The components of the provision for income taxes are as follows:

	For the year ended
	Dec 31,2013	Dec 31,2012	Dec 31,2011
Domestic:
Current tax expense	(33,726)	(26,896)	(29,525)
Deferred tax (expense) / benefit	—	(24,341)	16,099

Income tax expense for year	(33,726)	(51,237)	(13,426)

Deferred Tax (Expense)/Benefit
The deferred tax (expense) / benefit was calculated as follows:

	For the year ended
	Dec 31,2013	Dec 31,2012	Dec 31,2011
Non tonnage tax trade—net loss	—	—	126,873
Tax at 12.5%	—	—	15,859
Other	—	—	240
Change in valuation allowance	—	(24,341)	—

Deferred tax (expense) / benefit	—	(24,341)	16,099

Reconciliation of Deferred Tax Asset
Reconciliation of deferred tax asset:

	For the year ended
	Dec 31,2013	Dec 31,2012	Dec 31,2011
Cumulative non tonnage tax trade—net loss	—	189,531	189,531
Deferred tax at 12.5%	—	23,691	23,691
Other	—	650	650

Total deferred tax assets	—	24,341	24,341
Valuation allowance	—	(24,341)	—

Net deferred tax asset	—	—	24,341